WARRANT LIABILITY (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions:
Risk-free interest rate	0.20%	1.68%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	2 years 8 months 23 days	3 years 6 months 26 days
Expected stock price volatility	73.93%	61.61%
Weighted average fair value	$ 0.77	$ 0.22